Subsequent events	6 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	21 Subsequent events
On 06 July 2026, ING announced the acquisition of a non-controlling stake of approximately 40% in Spanish wealth manager Singular Bank. Singular Bank is a leading independent Spanish private bank with around EUR 19 billion of client’s invested assets, offering a complete range of products and services to high-net-worth individuals.
Closing of the transaction is expected in the first quarter of 2027, subject to customary regulatory approvals.
There are no other subsequent events.